Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventories by major category

	December 31,
	2011	2012
	RMB	RMB	US$
Raw materials	628,818	727,300	116,740
Work-in-progress	346,126	288,456	46,300
Finished goods	1,695,975	1,507,794	242,018
Total inventories	2,670,919	2,523,550	405,058